Offsets	Jul. 07, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	MDA Space Ltd.
Form or Filing Type	F-10
File Number	333-294179
Initial Filing Date	Mar. 10, 2026
Fee Offset Claimed	$ 91,008.71
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 659,005,852.00
Termination / Withdrawal Statement	As the total filing fee required for this registration statement is $207,150, taking into consideration the available offset of $91,008.71 from the March 2026 Registration Statement (as defined below), the Registrant has accordingly transmitted $116,141.29 otherwise due for this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	MDA Space Ltd.
Form or Filing Type	F-10
File Number	333-294179
Filing Date	Mar. 10, 2026
Fee Paid with Fee Offset Source	$ 138,100.00
Offset Note	The Registrant previously paid a registration fee of $138,100 in connection with its Registration Statement on Form F-10 (File No. 333-294179) (the "March 2026 Registration Statement"), initially filed on March 10, 2026, which registered an aggregate principal amount of $1,000,000,000 of common shares, preference shares, debt securities, subscription receipts, warrants and units of the Registrant, and a combination of such securities, separately or as units, to be offered by the Registrant from time to time (together, the "Original Offerings"). The gross proceeds from Original Offerings was $340,994,148. Pursuant to Rule 457(p) under the Securities Act, the Registrant is offsetting the remaining $91,008.71 of the previous registration fee paid under the March 2026 Registration Statement against the total registration fee of $207,150 due herewith. As a result, a $116,141.29 registration fee is payable in connection with this Registration Statement. In accordance with the Securities Act, the offering of the unsold securities under the March 2026 Registration Statement will be deemed terminated as of the effectiveness of this Registration Statement.